Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	As of December 31, 2022	As of December 31, 2021

Accrued expenses (i)	$671,743	$129,029
Accrued payroll	730,037	244,591
Accrued interests (ii)	157,032	67,448
Others	34,003	47,529
Total other payables and accrued liabilities	$1,592,815	$488,597

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 13).